Redeemable Convertible Preferred Stock - Additional Information (Detail) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Jul. 31, 2018 USD ($) $ / shares shares	Jun. 30, 2021	Mar. 31, 2021 BoardofDirectors $ / shares	Mar. 31, 2021 USD ($) BoardofDirectors $ / shares	Mar. 31, 2019 USD ($)
Temporary Equity [Line Items]
Payment of stock issuance costs | $					$ 232	$ 394
Voting Agreement [Member]
Temporary Equity [Line Items]
Number of directors who can be voted by the holders of temporary equity upon conversion into common stock			2
Number of directors who can be voted by the holders of temporary and permanent equity				1
Number of directors who can be voted by the holders of permanent equity.				2
Amended Voting Agreement [Member]
Temporary Equity [Line Items]
Number of directors | BoardofDirectors				7	7
Forecast [Member]
Temporary Equity [Line Items]
Proceeds from initial public offer | $					$ 50,000
Series A
Temporary Equity [Line Items]
Temporary equity dividend per share				$ 0.07545	$ 0.07545
Temporary equity conversion price per share				$ 1.2575	$ 1.2575
Common stock shares issuable for each share of temporary equity converted				10	10
Series A | Condition For Mandatory Redemption [Member]
Temporary Equity [Line Items]
Votes as a percentage of stock issued				60.00%	60.00%
Series B
Temporary Equity [Line Items]
Temporary equity dividend per share				$ 0.1842	$ 0.1842
Temporary equity conversion price per share				$ 3.07	$ 3.07
Common stock shares issuable for each share of temporary equity converted				10	10
Series B | Condition For Mandatory Redemption [Member]
Temporary Equity [Line Items]
Votes as a percentage of stock issued				60.00%	60.00%
Series C
Temporary Equity [Line Items]
Temporary equity dividend per share				$ 0.189	$ 0.189
Temporary equity conversion price per share				$ 3.15	$ 3.15
Common stock shares issuable for each share of temporary equity converted				10	10
Series C | Condition For Mandatory Redemption [Member]
Temporary Equity [Line Items]
Votes as a percentage of stock issued				60.00%	60.00%
Series D
Temporary Equity [Line Items]
Temporary equity dividend per share				$ 0.2429	$ 0.2429
Temporary equity conversion price per share				$ 4.0490	$ 4.0490
Common stock shares issuable for each share of temporary equity converted				10	10
Series D | Condition For Mandatory Redemption [Member]
Temporary Equity [Line Items]
Votes as a percentage of stock issued				60.00%	60.00%
Series E
Temporary Equity [Line Items]
Temporary equity dividend per share				$ 0.64964	$ 0.64964
Temporary equity conversion price per share				$ 10.827271	$ 10.827271
Common stock shares issuable for each share of temporary equity converted				10	10
Series E | Condition For Mandatory Redemption [Member]
Temporary Equity [Line Items]
Votes as a percentage of stock issued				60.00%	60.00%
Series F
Temporary Equity [Line Items]
Temporary equity dividend per share				$ 0.83305	$ 0.83305
Temporary equity conversion price per share				$ 13.8842	$ 13.8842
Common stock shares issuable for each share of temporary equity converted				10	10
Series F | Condition For Mandatory Redemption [Member]
Temporary Equity [Line Items]
Votes as a percentage of stock issued				60.00%	60.00%
Series F-1
Temporary Equity [Line Items]
Temporary equity shares issued during the period shares | shares	4,755,037
Temporary equity issue price per share	$ 17.35
Proceeds from redeemable preferred stock net | $	$ 82,300
Payment of stock issuance costs | $	$ 200
Temporary equity dividend per share				$ 1.041	$ 1.041
Temporary equity conversion price per share				17.35	17.35
Temporary equity liquidation preference per share				$ 3.4658	$ 3.4658
Common stock shares issuable for each share of temporary equity converted				10	10
Glaxosmith Kline [Member] | Series F | Glaxosmithkline Agreement [Member]
Temporary Equity [Line Items]
Temporary equity shares issued during the period shares | shares		17,291,066
Temporary equity issue price per share		$ 17.35
Proceeds from redeemable preferred stock net | $		$ 299,600
Payment of stock issuance costs | $		$ 400
Glaxosmith Kline [Member] | Series F-1 | Glaxosmithkline Agreement [Member]
Temporary Equity [Line Items]
Temporary equity shares issued during the period shares | shares		17,291,066